Tidal Trust III

Impact Shares YWCA Women’s Empowerment ETF

Schedule of Investments

March 31, 2024 (Unaudited)

Description	Shares	Fair Value

COMMON STOCK — 99.9%

Communication Services— 7.4%
Electronic Arts	727	$96,451
Interpublic Group	983	32,075
Match Group*	689	24,997
Meta Platforms, Cl A	5,358	2,601,738
Netflix*	684	415,414
Omnicom Group	512	49,541
Pinterest, Cl A*	1,421	49,266
Sirius XM Holdings	1,583	6,142
T-Mobile US	1,248	203,698
Verizon Communications	12,201	511,954

		3,991,276

Consumer Discretionary— 11.6%
Amazon.com*	15,319	2,763,241
Best Buy	1,005	82,440
Deckers Outdoor*	132	124,246
DoorDash, Cl A*	661	91,033
eBay	2,307	121,763
Etsy*	479	32,917
Expedia Group*	718	98,904
Ford Motor	20,640	274,099
General Motors	6,082	275,819
Lululemon Athletica*	603	235,562
McDonald’s	3,767	1,062,106
Service International	642	47,643
Starbucks	6,148	561,866
Target	1,053	186,602
Williams-Sonoma	312	99,070
Yum! Brands	1,454	201,597

		6,258,908

Consumer Staples— 7.3%
Archer-Daniels-Midland	1,390	87,306
Brown-Forman, Cl A	159	8,419
Brown-Forman, Cl B	783	40,418
Campbell Soup	506	22,492
Church & Dwight	614	64,046
Clorox	310	47,464
Coca-Cola	10,070	616,083
Colgate-Palmolive	2,114	190,366
Conagra Brands	1,211	35,894
Estee Lauder, Cl A	580	89,407
General Mills	1,502	105,095
Hershey	370	71,965
J M Smucker	267	33,607
Kellanova	650	37,239
Kimberly-Clark	855	110,594
Kraft Heinz	2,016	74,390
Kroger	1,646	94,036
Molson Coors Beverage, Cl B	475	31,944
Mondelez International, Cl A	3,505	245,350
PepsiCo	3,554	621,985
Procter & Gamble	5,997	973,013
Walmart	5,457	328,348

		3,929,461

Energy— 5.2%
Baker Hughes, Cl A	2,700	90,450
Chevron	4,914	775,134
ConocoPhillips	3,099	394,441
Exxon Mobil	10,060	1,169,375
Occidental Petroleum	1,712	111,263
Phillips 66	1,091	178,204

Description	Shares	Fair Value
Williams	3,027	$117,962

		2,836,829

Financials— 13.6%
Allstate	671	116,090
American Express	1,507	343,129
American International Group	1,664	130,075
Ameriprise Financial	265	116,187
Bank of America	17,322	656,850
Bank of New York Mellon	1,866	107,519
BlackRock, Cl A	363	302,633
Capital One Financial	965	143,679
Citigroup	4,902	310,002
Citizens Financial Group	562	20,395
Fifth Third Bancorp	1,736	64,597
Hartford Financial Services Group	655	67,498
Huntington Bancshares	3,662	51,085
KeyCorp	2,367	37,422
Mastercard, Cl A	2,161	1,040,673
MetLife	1,672	123,912
Moody’s	397	156,033
Morgan Stanley	3,184	299,805
Northern Trust	524	46,594
PayPal Holdings*	2,897	194,070
Principal Financial Group	576	49,714
Progressive	1,485	307,127
Prudential Financial	932	109,417
Raymond James Financial	485	62,284
Regions Financial	2,371	49,886
S&P Global	802	341,211
State Street	728	56,289
Synchrony Financial	1,013	43,680
T Rowe Price Group	564	68,763
US Bancorp	4,021	179,739
Visa, Cl A	4,127	1,151,763
Wells Fargo	9,254	536,362
Willis Towers Watson	263	72,325

		7,356,808

Health Care— 14.6%
AbbVie	4,485	816,718
Agilent Technologies	517	75,229
Amgen	1,381	392,646
Baxter International	1,277	54,579
Biogen*	364	78,489
BioMarin Pharmaceutical*	472	41,224
Bristol-Myers Squibb	5,144	278,959
Cardinal Health	660	73,854
Cigna Group	718	260,771
Elevance Health	571	296,086
Eli Lilly	2,115	1,645,385
Gilead Sciences	3,179	232,862
Johnson & Johnson	6,316	999,128
Merck	6,745	890,003
Regeneron Pharmaceuticals*	271	260,835
UnitedHealth Group	2,500	1,236,750
Vertex Pharmaceuticals*	651	272,125

		7,905,643

Industrials— 8 9%
3M	1,395	147,967
Automatic Data Processing	1,045	260,978
Booz Allen Hamilton Holding, Cl A	329	48,837
Carrier Global	2,076	120,678
Cummins	370	109,020
Dayforce*	741	49,061
Delta Air Lines	1,620	77,550

Tidal Trust III

Impact Shares YWCA Women’s Empowerment ETF

Schedule of Investments

March 31, 2024 (Unaudited)

Description	Shares	Fair Value
Eaton PLC	1,009	$315,494
Emerson Electric	1,495	169,563
Fortive	1,633	140,471
General Electric	2,660	466,910
Ingersoll Rand	1,005	95,425
Johnson Controls International PLC	1,742	113,787
Norfolk Southern	583	148,589
Owens Corning	237	39,532
Paychex	796	97,749
Pentair PLC	418	35,714
Republic Services, Cl A	508	97,252
Robert Half International	274	21,723
Rockwell Automation	287	83,612
Southwest Airlines	1,502	43,843
Stanley Black & Decker	367	35,940
Trane Technologies PLC	570	171,114
TransUnion	486	38,783
Uber Technologies*	9,230	710,618
Union Pacific	1,557	382,913
United Parcel Service, Cl B	1,848	274,668
Verisk Analytics, Cl A	392	92,406
Waste Management	948	202,066
WW Grainger	110	111,903
Xylem	618	79,870

		4,784,036

Information Technology— 25.6%
Accenture PLC, Cl A	2,840	984,373
Adobe*	2,146	1,082,871
ANSYS*	398	138,170
Apple	15,717	2,695,151
Autodesk*	1,011	263,285
Cisco Systems	18,398	918,244
Global Payments	614	82,067
Hewlett Packard Enterprise	4,791	84,945
HP	3,733	112,811
HubSpot*	241	151,001
Intel	18,821	831,324
International Business Machines	3,964	756,965
Intuit	1,250	812,500
Keysight Technologies*	799	124,948
Microsoft	4,026	1,693,819
Monolithic Power Systems	220	149,032
Motorola Solutions	748	265,525
Okta, Cl A*	797	83,382
Salesforce	4,384	1,320,373
ServiceNow*	934	712,081
TE Connectivity	1,498	217,569
Tyler Technologies*	201	85,427
Workday, Cl A*	1,017	277,387

		13,843,250

Materials— 1.7%
Air Products and Chemicals	558	135,187
Albemarle	301	39,654
Celanese, Cl A	251	43,137
Corteva	1,810	104,383
Dow	1,784	103,347
DuPont de Nemours	1,036	79,430
Ecolab	623	143,851
International Flavors & Fragrances	642	55,205
Newmont	2,871	102,897
PPG Industries	595	86,215

		893,306

Description	Shares	Fair Value
Real Estate— 1.8%
American Tower, Cl A‡	1,199	$236,910
CBRE Group, Cl A*	796	77,403
Equinix‡	230	189,826
Equity LifeStyle Properties‡	439	28,272
Essex Property Trust‡	159	38,925
Healthpeak Properties‡	1,364	25,575
Host Hotels & Resorts‡	1,808	37,390
Invitation Homes‡	1,441	51,314
Iron Mountain‡	737	59,115
Rexford Industrial Realty‡	504	25,351
Ventas‡	1,013	44,106
Welltower‡	1,335	124,742
Zillow Group, Cl A*	139	6,653
Zillow Group, Cl C*	398	19,414

		964,996

Utilities— 2.2%
Alliant Energy	656	33,063
American Electric Power	1,350	116,235
American Water Works	458	55,972
Avangrid	180	6,559
CenterPoint Energy	1,594	45,413
CMS Energy	732	44,169
Consolidated Edison	895	81,275
Dominion Energy	2,107	103,643
Edison International	966	68,325
Entergy	557	58,864
Exelon	2,509	94,263
NiSource	1,029	28,462
PG&E	5,399	90,487
Pinnacle West Capital	287	21,448
PPL	1,864	51,316
Public Service Enterprise Group	1,239	82,741
Sempra Energy	1,594	114,497
Vistra	948	66,028

		1,162,760

Total Common Stock (Cost $44,941,353)		53,927,273

SHORT-TERM INVESTMENT — 0.2%
Invesco Government & Agency Portfolio, Cl Institutional, 5.240% (A)	121,418	121,418

Total Short-Term Investment (Cost $121,418)		121,418

Total Investments - 100 1% (Cost $45,062,771)		$54,048,691

Percentages are based on Net Assets of $54,020,714.

*	Non-income producing security.
‡	Real Estate Investment Trust
(A)	Rate shown represents the 7-day effective yield as of March 31, 2024.

Cl — Class

PLC — Public Limited Company

IMP-QH-001-1200

Tidal Trust III

Impact Shares NAACP Minority Empowerment ETF

Schedule of Investments

March 31, 2024 (Unaudited)

Description	Shares	Fair Value

COMMON STOCK — 99.9%

Communication Services— 11 6%
Alphabet, Cl A*	8,551	$1,290,602
Alphabet, Cl C*	7,674	1,168,443
AT&T	7,097	124,907
Electronic Arts	1,040	137,977
Interpublic Group	1,563	51,001
Meta Platforms, Cl A	3,336	1,619,895
Verizon Communications	17,461	732,664

		5,125,489

Consumer Discretionary— 9.6%
Amazon.com*	12,339	2,225,709
Aptiv PLC*	430	34,249
BorgWarner	381	13,236
eBay	861	45,443
Ford Motor	6,289	83,518
General Motors	1,995	90,473
Hilton Worldwide Holdings	371	79,138
Lowe’s	973	247,852
Marriott International, Cl A	427	107,736
MercadoLibre*	82	123,981
NIKE, Cl B	2,126	199,802
Royal Caribbean Cruises*	353	49,071
Tesla*	5,369	943,817

		4,244,025

Consumer Staples— 3.8%
Archer-Daniels-Midland	873	54,833
Bunge Global	240	24,605
Campbell Soup	322	14,313
Clorox	198	30,316
Coca-Cola	6,580	402,565
Coty, Cl A*	368	4,401
Hershey	230	44,735
Hormel Foods	461	16,084
J M Smucker	170	21,398
Kellanova	409	23,432
Kraft Heinz	1,268	46,789
Kroger	1,037	59,244
Molson Coors Beverage, Cl B	299	20,108
Mondelez International, Cl A	2,312	161,840
PepsiCo	2,322	406,373
Tyson Foods, Cl A	462	27,133
US Foods Holding*	333	17,972
Walgreens Boots Alliance	1,141	24,748
Walmart	4,359	262,281

		1,663,170

Energy— 5.1%
Cheniere Energy	396	63,867
Chevron	3,158	498,143
ConocoPhillips	1,982	252,269
Devon Energy	1,041	52,237
Exxon Mobil	6,466	751,608
Hess	442	67,467
Kinder Morgan	3,150	57,771
Marathon Petroleum	628	126,542
ONEOK	920	73,757
Phillips 66	751	122,668
Valero Energy	541	92,343

Description	Shares	Fair Value
Williams	1,937	$75,485

		2,234,157

Financials— 10.7%
American Express	953	216,989
Aon PLC, Cl A	331	110,461
Bank of America	11,087	420,419
Bank of New York Mellon	1,171	67,473
Charles Schwab	2,431	175,859
Citigroup	3,082	194,906
Huntington Bancshares	2,292	31,973
JPMorgan Chase	4,664	934,199
Mastercard, Cl A	1,389	668,901
MetLife	1,047	77,593
Moody’s	250	98,257
Morgan Stanley	2,096	197,359
Nasdaq	540	34,074
PayPal Holdings*	1,862	124,735
PNC Financial Services Group	644	104,070
Principal Financial Group	195	16,831
Regions Financial	1,487	31,287
S&P Global	530	225,488
Synchrony Financial	717	30,917
T Rowe Price Group	356	43,404
Travelers	374	86,072
Truist Financial	2,111	82,287
Visa, Cl A	2,652	740,120

		4,713,674

Health Care— 12.4%
Abbott Laboratories	2,871	326,318
AbbVie	2,807	511,155
Agilent Technologies	473	68,826
Baxter International	798	34,107
Becton Dickinson	456	112,837
Biogen*	231	49,810
Boston Scientific*	2,277	155,952
Bristol-Myers Squibb	3,375	183,027
Cigna Group	487	176,874
CVS Health	2,141	170,766
Danaher	1,098	274,193
Edwards Lifesciences*	983	93,935
Elevance Health	359	186,156
Gilead Sciences	1,989	145,694
Illumina*	253	34,742
Johnson & Johnson	4,059	642,093
Laboratory Corp of America Holdings	142	31,021
Medtronic PLC	2,108	183,712
Merck	4,335	572,003
Pfizer	9,183	254,828
Quest Diagnostics	183	24,359
ResMed	234	46,339
Teleflex	74	16,737
Thermo Fisher Scientific	624	362,675
UnitedHealth Group	1,607	794,983

		5,453,142

Industrials— 10.9%
3M	877	93,023
AECOM	228	22,362
AMETEK	368	67,307
Automatic Data Processing	705	176,067
Boeing*	1,029	198,587
Booz Allen Hamilton Holding, Cl A	210	31,173
CNH Industrial	1,333	17,276
CSX	3,346	124,036

Tidal Trust III

Impact Shares NAACP Minority Empowerment ETF

Schedule of Investments

March 31, 2024 (Unaudited)

Description	Shares	Fair Value
Cummins	226	$66,591
Deere	437	179,493
Delta Air Lines	1,023	48,971
Eaton PLC	634	198,239
Emerson Electric	941	106,728
Expeditors International of Washington	253	30,757
FedEx	383	110,971
Ferguson	355	77,543
General Electric	1,742	305,773
Honeywell International	1,070	219,618
Howmet Aerospace	587	40,168
Hubbell, Cl B	74	30,714
Illinois Tool Works	503	134,970
Ingersoll Rand	590	56,020
JB Hunt Transport Services	133	26,501
Johnson Controls International PLC	1,118	73,028
L3Harris Technologies	270	57,537
Lennox International	53	25,904
Lincoln Electric Holdings	94	24,011
Nordson.	87	23,885
Norfolk Southern	375	95,576
Northrop Grumman	251	120,144
Otis Worldwide	636	63,136
Owens Corning	127	21,184
Rockwell Automation	185	53,896
Southwest Airlines	945	27,585
Stanley Black & Decker	236	23,111
Textron	330	31,657
Trane Technologies PLC	353	105,971
Uber Technologies*	14,083	1,084,250
Union Pacific	1,025	252,078
United Airlines Holdings*	523	25,041
United Parcel Service, Cl B	1,164	173,005
United Rentals	113	81,485
Verisk Analytics, Cl A	232	54,689
Xylem	386	49,887

		4,829,948

Information Technology— 30 2%
Accenture PLC, Cl A	4,333	1,501,861
Apple	12,003	2,058,275
Dell Technologies, Cl C	899	102,585
HP	5,969	180,383
Intel	28,716	1,268,386
International Business Machines	6,048	1,154,926
Micron Technology	7,343	865,666
Microsoft	5,324	2,239,913
NVIDIA	2,182	1,971,568
Palo Alto Networks*	2,461	699,244
QUALCOMM	7,345	1,243,508

		13,286,315

Materials— 1.4%
Albemarle	187	24,635
CF Industries Holdings	313	26,045
DuPont de Nemours	793	60,799
Eastman Chemical	192	19,242
Ecolab	394	90,975
Freeport-McMoRan, Cl B	2,276	107,017
International Flavors & Fragrances	407	34,998
Martin Marietta Materials	100	61,394
Mosaic	543	17,626
Newmont	1,765	63,258
PPG Industries	375	54,337
Southern Copper	138	14,700

Description	Shares	Fair Value
Vulcan Materials	211	$57,586

		632,612

Real Estate— 1.2%
American Homes 4 Rent, Cl A‡	489	17,985
AvalonBay Communities‡	224	41,566
Crown Castle‡	683	72,282
Equinix‡	149	122,974
Healthpeak Properties‡	856	16,050
Prologis‡	1,552	202,102
Regency Centers‡	243	14,716
SBA Communications, Cl A‡	162	35,105

		522,780

Utilities— 3 0%
AES	1,065	19,095
Alliant Energy	396	19,958
American Electric Power	829	71,377
Avangrid	113	4,118
CMS Energy	463	27,937
Consolidated Edison	563	51,126
Dominion Energy	1,325	65,177
DTE Energy	309	34,651
Duke Energy	1,202	116,245
Edison International	610	43,145
Entergy	322	34,029
Eversource Energy	555	33,172
Exelon	1,578	59,285
FirstEnergy	866	33,445
NextEra Energy	3,392	216,783
NiSource	647	17,896
NRG Energy	369	24,978
PG&E	2,154	36,101
PPL	1,172	32,265
Public Service Enterprise Group	797	53,224
Sempra Energy	1,002	71,974
Southern	1,731	124,182
Vistra	480	33,432
WEC Energy Group	504	41,389
Xcel Energy	874	46,978

		1,311,962

Total Common Stock (Cost $36,321,108)		44,017,274

SHORT-TERM INVESTMENT — 0.3%
Invesco Government & Agency Portfolio, Cl Institutional, 5.240% (A)	128,826	128,826

Total Short-Term Investment (Cost $128,826)		128,826

Total Investments - 100 2% (Cost $36,449,934)		$44,146,100

Percentages are based on Net Assets of $44,039,670.

*	Non-income producing security.
‡	Real Estate Investment Trust
(A)	Rate shown represents the 7-day effective yield as of March 31, 2024.

Cl — Class

PLC — Public Limited Company

IMP-QH-001-1200